Property and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 47,956	$ 47,429
Less: accumulated depreciation and amortization	(25,916)	(21,508)
Property and equipment, net	22,040	25,921
Depreciation and amortization	5,491	5,666	$ 5,482
Computers and peripheral equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	8,081	8,074
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	2,576	2,411
Electronic equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	298	270
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	26,271	26,119
Capitalized internal-use software costs
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 10,730	$ 10,555